Discontinued Operations	12 Months Ended
Dec. 31, 2019
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Discontinued Operations

NOTE 10   DISCONTINUED OPERATIONS

Accounting Policies

Discontinued operations represent a component of our business that either has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographic area of operations or is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations.

Our significant policies include:

  cessation of equity accounting for associates and joint ventures at the date the investments were classified as held for sale;
  measurement of assets at the lower of carrying amount and fair value less costs to sell, with the exception of financial assets measured at fair value through other comprehensive income (“FVTOCI”); and
  dividends received are recorded on the consolidated statements of earnings.

Supporting Information

In 2018, our investments in SQM, Israel Chemicals Ltd. (“ICL”) and APC were presented as discontinued operations due to regulatory requirements to dispose of these investments in connection with the Merger.

As of December 31, 2018, we completed all required divestitures and retained no residual interests as outlined below:

				Gain (Loss) on		Net Earnings
			Gain (Loss)	Sale Net of		and Retained
For the year ended December 31, 2018	Proceeds	[1]	on Sale	Income Taxes	AOCI	Earnings
Shares in SQM	5,126		4,278	3,366	-	3,366
Shares in ICL	685		(19)	(19)	(19)	-
Shares in APC	501		121	126	-	126
Conda Phosphate operations	98		-	-	-	-
Total sale	6,410	[2]	4,380	3,473	(19)	3,492
1 Proceeds are net of commissions.
2 Proceeds of $39 were collected in 2019.

Net earnings from discontinued operations for the year ended December 31 were as follows:

2018
Gain on disposal of investments in SQM and APC	4,399
Dividend income of SQM, APC and ICL [1]	156
Income tax expense [2]	(951)
Net earnings from discontinued operations	3,604
1 Dividend income is included in cash provided by operating activities on the consolidated statements of cash flows, net of tax of $26.

2  For 2018, income tax expense is comprised of $(912) relating to the disposals of SQM shares, including the repatriation of the net proceeds, and $(39) relating to earnings from discontinued operations ($(18) for the planned repatriation of the remaining excess cash available in Chile, $(26) for the repatriation of dividend income received from SQM and $5 relating to APC).